INTANGIBLE ASSETS	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

8.	INTANGIBLE ASSETS

Intangible assets consist of the following:

	(Unaudited)
As of:	March 31, 2022	December 31, 2021
Intangible assets	$194,513	$189,956
Intangible assets	$194,513	$189,956

Intangible assets include website development costs. As of March 31, 2022, the Company has not completed the development and design of its website. Therefore, the Company has not recorded amortization expense related to its website development costs for the three-months ended March 31, 2022. Future amortization will commence once the website is substantially complete and ready for its intended use.

8.	INTANGIBLE ASSETS

Intangible assets consist of the following:

As of December 31, 2021
Website development costs	$189,956
Intangible assets	$189,956

As of December 31, 2021, the Company has not completed the development and design of its website. Therefore, the Company has not recorded amortization expense related for the period from January 21, 2021 (date of inception) through December 31, 2021. Future amortization related to the costs described above will commence once the website is substantially complete and ready for its intended use in accordance with FASB ASC 350-50.